INCOME TAXES - Deductible Temporary Differences and Unused Tax Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	$ 46,663	$ 15,735
Non capital loss carry‑forwards	25,953	5,078
Canada | Loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	25,953	5,078
Canada | Conversion feature
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	0	8,493
Canada | Financing costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	0	2,082
Canada | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	20,710	82
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	0	0
Non capital loss carry‑forwards	0	0
United States | Loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	0	0
United States | Conversion feature
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	0	0
United States | Financing costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	0	0
United States | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	$ 0	$ 0